LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2020	2021
	in USD thousands				in USD thousands				in USD thousands
Composition in 2021
Property	1,552	-	-	1,552	270	135	-	405	1,282	1,147
Motor vehicles	396	183	-	579	323	72	-	395	73	184
	1,948	183	-	2,131	593	207	-	800	1,355	1,331

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2021
Property	1,733	-	-	228	54	(307)	1,708
Motor vehicles	119	183	-	16	1	(133)	186
	1,852	183	-	244	55	(440)	1,894

Schedule of Minimum Future Rental Payments
Year	Property	Motor vehicles	Total
	in USD thousands
2022	324	97	421
2023	324	74	398
2024	340	43	383
2025	340	-	340
2026-2030	1,591	-	1,591
	2,919	214	3,133